Expense Example - STERLING CAPITAL ENHANCED CORE BOND ETF - STERLING CAPITAL ENHANCED CORE BOND ETF Shares	Feb. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 125